DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Results of the Discontinued Operation [Table Text Block]
	For the year ended	For the year ended	For the year ended
	December 31, 2017	December 31, 2016	December 31, 2015
Expenses
Field camp expenses	-	25,654	188,522
Geophysics	-	-	18,905
Drilling	-	-	93,138
Professional fees	2,149	2,494	1,194
General and administrative expenses	10,867	18,293	40,341
Impairments	295	-	-
Depreciation and amortization	24	10,408	30,652
Net operating loss	(13,335)	(56,849)	(372,752)
Other income	-	57,226	1,751
Foreign exchange gain (loss)	304	(465)	(13,956)
Net loss from discontinued operations	(13,031)	(88)	(384,957)

Schedule of Cash Flows from the Discontinued Operation [Table Text Block]
		For the year ended
	December 31,	December 31,	December 31,
Cash Flows from discontinued operations	2017	2016	2015
Net loss from discontinued operations	$(13,031)	$(88)	$(384,957)
Add items not affecting cash:
Depreciation	24	10,408	30,652
Impairments	295	-	-
Change in non-cash working capital items
Prepaids and advances	7,567	2,550	3,610
Accounts payable	4,676	(2,899)	(985)
Cash generated by /(utilized in) operating activities - discontinued operations	(469)	9,970	(351,680)
Cash flows from discontinued operations	(469)	9,970	(351,680)
Cash - discontinued operations	1,827	15,978	(3,993)

Schedule of Balance Sheets, Affect of Discontinued Operation [Table Text Block]
ASSETS
	December 31,		December 31,
As at	2016	Adjustments	2016 (restated)

Current
Cash	$17,287	$(15,978)	$1,309
Prepaids and advances	11,270	(11,270)	-
Due from related parties	41,734	-	41,734
Total current assets	70,291	(27,248)	43,043

Capital assets	763	(319)	444
Assets from discontinued operations	-	27,567	27,567

Total assets	$71,054	$-	$71,054

LIABILITIES
Current
Accounts payable	$300,256	$(681)	$299,575
Accrued liabilities	161,047	-	161,047
Due to related parties	230,306	-	230,306
Total current liabilities	691,609	(681)	690,928

Liabilities from discontinued operations	-	681	681

Total liabilities	$691,609	$-	$691,609

SHAREHOLDERS' DEFICIENCY
Common shares amount	9,525	-	9,525
Additional paid-in capital	42,604,878	-	42,604,878
Deficit accumulated during the exploration stage	(43,234,958)	-	(43,234,958)
Total shareholders' deficiency	(620,555)	-	(620,555)
Total liabilities and shareholders' deficiency	$71,054	$-	$71,054